Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Plan interest in the net assets of the Exelon Corporation Defined Contribution Retirement Plans Master Trust	$ 6,899,416,502	$ 6,151,413,028
Receivables
Participant contributions	8,109,108	7,371,411
Fixed match and automatic company contributions	25,505,861	20,894,685
Variable company match contributions	19,515,242	17,602,000
Notes receivable from participants	120,856,238	114,807,394
Total receivables	173,986,449	160,675,490
NET ASSETS AVAILABLE FOR BENEFITS	$ 7,073,402,951	$ 6,312,088,518